Property, plant and equipment (Schedule of Property, plant and equipment Net Book Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ 3,731	$ 2,221	$ 2,174	$ 2,174
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	5,803	3,736
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(2,113)	(1,525)
Impact of foreign exchange rate changes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	41	10
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	156	95		128
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	496	379
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(347)	(279)
Computer equipment [Member] | Impact of foreign exchange rate changes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	7	(5)
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	95	110		113
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	195	182
Furniture and fixtures [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(102)	(73)
Furniture and fixtures [Member] | Impact of foreign exchange rate changes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2	1
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,523	605		512
Laboratory equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,342	1,314
Laboratory equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(836)	(704)
Laboratory equipment [Member] | Impact of foreign exchange rate changes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	17	(5)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,415	925		901
Right-of-use assets [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,951	1,219
Right-of-use assets [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(546)	(306)
Right-of-use assets [member] | Impact of foreign exchange rate changes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	10	12
Leasehold improvements and right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	542	486		$ 520
Leasehold improvements and right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	819	642
Leasehold improvements and right-of-use assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(282)	(163)
Leasehold improvements and right-of-use assets [Member] | Impact of foreign exchange rate changes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ 5	$ 7